SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Accounting
The unaudited condensed consolidated financial statements (“financial statements”) and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated. The financial statements should be read in conjunction with the December 31, 2025 annual consolidated financial statements of the Company and accompanying notes and financial statement schedules included on the Form 20-F, filed with the SEC on March 26, 2026. The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results for any subsequent period or the entire fiscal year ending December 31, 2026. These financial statements reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with GAAP.
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Included among the material (or potentially material) reported amounts and disclosures that require the use of estimates are fair value of certain financial assets, value of business acquired (“VOBA”), future policy benefits (“FPB”) including VOBA liability, market risk benefits (“MRB”), valuation of embedded derivatives in policyholders’ account balances (“PAB”), policy and contract claims, deferred income taxes including the recoverability of deferred tax assets. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.

Basis of Consolidation
Basis of Consolidation
These financial statements include the accounts of the Company and its consolidated subsidiaries, which are legal entities where the Company has a controlling financial interest by either holding a majority voting interest or being the primary beneficiary of the variable interest entity (“VIE”). All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Adoption of New Accounting Standards and Recently Issued Accounting Pronouncements
Adoption of New Accounting Standards
In the current period, the Company did not adopt any Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that was material in presentation or amount.
Recently Issued Accounting Pronouncements
The Company continues to assess the impacts of the following ASUs issued but not yet adopted as of June 30, 2026 on the financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2024-03 and ASU 2025-01 – On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this ASU require public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. On January 6, 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which explains the effective date provisions of ASU 2024-03 for non-calendar year-end entities. ASU 2024-03 will be effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, to be applied on either a retrospective or prospective basis subject to certain exceptions, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements. However, as they apply to disclosure requirements, the adoption of this ASU is not anticipated to have a material impact on our profitability, financial position or cash flows.
ASU 2025-06 – On September 18, 2025, the FASB issued ASU 2025-06, Intangible—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The amendments in this ASU eliminate accounting consideration of software project development stages and clarify the threshold entities should apply to begin capitalizing software costs. ASU 2025-06 will be effective for annual and interim reporting periods beginning after December 15, 2027. We are currently evaluating the impact of this ASU on our financial statements.

Other invested assets
Other invested assets primarily comprise financing receivables and residual tranche investments, as well as lifetime mortgages that are carried at amortized cost. Other invested assets also include Federal Home Loan Bank (“FHLB”) stock, separately managed accounts which are portfolios of legacy investments that are managed on behalf of the Company by an investment manager, company-owned life insurance (“COLI”) and tax credit partnerships. The Company elected the fair value option under ASC 825 for its residual tranche investments as accounting for such investments at fair value is consistent with how the Company manages and evaluates them.

Collateralized borrowing and lending transactions
Collateralized borrowing and lending transactions: Securities sold under repurchase agreements, as well as securities purchased under reverse repurchase agreements, are collateralized borrowing and lending transactions that do not qualify for sale accounting under ASC 860, Transfers and Servicing (“ASC 860”). A repurchase agreement provides the lender of securities the right to receive from the counterparty sufficient cash to purchase the same securities at the maturity of the agreement. A repurchase agreement is accounted for as a collateralized borrowing, whereas a reverse repurchase agreement is accounted for as a collateralized lending. These transactions are measured at amortized cost and are recorded at amounts at which the securities were initially sold.
For repurchase agreements, the Company recognizes an asset in the statements of financial position, representing the cash received, and a liability for the same amount, representing the obligation to repurchase the loaned securities, which is recorded as “Payables under repurchase agreements” in the statements of financial position. Repurchase agreements with the same counterparty are presented as net in the statements of financial position when the criteria to offset are met. For reverse repurchase agreements, the Company recognizes a receivable for cash provided in the statements of financial position. Securities sold under repurchase agreements continue to be recognized in the statements of financial position, while securities purchased under reverse repurchase agreements are not recognized in the statements of financial position.

Segments
Segments: in accordance with ASC 280, Segment Reporting (“ASC 280”), the Company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer who review the results of operations when making decisions about capital allocation and investment strategies, as well as product mix and pricing of insurance products. Starting in the second quarter of 2026, the Company’s operations are organized into three reportable segments: Annuities, P&C and Corporate and Other (see Note 27).

Reclassification
Reclassification
As a result of our acquisition of Just and the increase in significance of certain accounts resulting from the consolidation of Just, certain previously reported amounts have been reclassified to conform to the current financial statement presentation. These reclassifications had no impact on net income (loss) as reported in the statements of operations, as well as total assets, liabilities or equity in the statements of financial position.